Revenues, net	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenues, net

13. Revenues, net:

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s revenue disaggregated by revenue source for the six month periods ended June 30, 2022 and 2023:

	Six months ended June 30,
	2022	2023
Revenues derived from spot charters, net	$17,194	$3,962
Revenues derived from time charters, net	5,774	17,159
Revenues, net	$22,968	$21,121

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2022 and June 30, 2023:

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

13. Revenues, net: - Continued:

	December 31, 2022	June 30, 2023
Accounts receivable trade from spot charters	$10,598	$3,852
Accounts receivable trade from time charters	35	383
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(138)	(63)
Total	$10,469	$4,146